SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax computed at HK statutory tax rate	16.50%	16.50%	16.50%
Effect of tax-preferential entries	(12.80%)	(11.00%)	(8.70%)
Additional R&D deduction	2.80%	(2.30%)	(3.50%)
Change in valuation allowance	(5.60%)	(3.60%)	(2.50%)
Tax loss utilized or expired	0.40%
Non-taxable income	4.50%
Non-deductible expense	(2.60%)		5.20%
Effective tax rate	3.20%	(0.40%)	7.00%